RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES - Schedule of Balances Due to Related Parties (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Related party payables	$ 40,546	$ 31,248
SFL
Disclosure of transactions between related parties [line items]
Related party payables	8,832	6,702
Seatankers Management Co. Ltd
Disclosure of transactions between related parties [line items]
Related party payables	811	351
Avance Gas
Disclosure of transactions between related parties [line items]
Related party payables	352	450
Flex LNG Ltd
Disclosure of transactions between related parties [line items]
Related party payables	987	158
Golden Ocean
Disclosure of transactions between related parties [line items]
Related party payables	10,892	8,470
TFG Marine
Disclosure of transactions between related parties [line items]
Related party payables	18,249	14,831
Front Ocean Management
Disclosure of transactions between related parties [line items]
Related party payables	$ 423	$ 286